Convertible Bond and Derivative Financial Liability - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 19, 2019	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Convertible debt rate of interest	2.00%
Debt instrument face value	$ 15,000,000
Convertible bond conversion basis			99.44 American Depositary Shares (“ADSs”) per US$1,000 principal
Common Class A [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share		$ 8.08
Debt instrument minimum amount eligible for conversion	$ 10,000,000
Stock issued during the period shares conversion of convertible securities		1,856,436		1,856,436
Common Class A [Member] | Convertible Debt [Member] | ADR [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share	$ 99.44